Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies.
Schedule of capital commitments

		Less than
	Total	One Year	1‑3 Years	3‑5 Years	Over 5 Years
Capital commitments	259,234	233,002	26,232	—	—

Schedule of purchase obligations

		Less than
	Total	One Year	1‑3 Years	3‑5 Years	Over 5 Years
Purchase obligations	2,547,799	2,547,799	—	—	—